Schedule of Investments (unaudited) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Ansell Ltd.	237,398	$6,315,398
Ensogo Ltd.(a)(b)	418,198	3
Sonic Healthcare Ltd.	231,648	5,500,988

		11,816,389

Canada — 4.1%
Rogers Communications, Inc., Class B	137,609	5,458,682
TELUS Corp.	1,356,985	23,877,555

		29,336,237

Denmark — 1.7%
Novo Nordisk A/S, Class B	174,231	12,071,522

Finland — 0.9%
Kone OYJ, Class B	72,997	6,409,387

France — 4.9%
Sanofi	247,119	24,764,243
Schneider Electric SE	88,097	10,950,359

		35,714,602

Germany — 1.8%
Deutsche Post AG, Registered Shares	286,210	12,986,938

India — 0.1%
Jasper Infotech Private Ltd., (Acquired 08/08/15, Cost: $2,637,143)(a)(c)	3,540	852,715

Netherlands — 3.5%
Heineken NV	170,373	15,167,761
Koninklijke Philips NV(b)	212,109	10,015,598

		25,183,359

Singapore — 2.0%
DBS Group Holdings Ltd.	618,868	9,098,189
United Overseas Bank Ltd.	406,700	5,729,260

		14,827,449

Sweden — 1.1%
Tele2 AB, Class B	553,835	7,808,484

Switzerland — 6.3%
Nestle SA, Registered Shares	119,519	14,224,192
Novartis AG, Registered Shares	289,387	25,125,827
SGS SA, Registered Shares	2,439	6,536,123

		45,886,142

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	927,000	13,945,850

United Kingdom — 17.0%
Amcor PLC	644,160	7,125,661
AstraZeneca PLC	52,627	5,750,258
BAE Systems PLC	2,931,452	18,205,805
British American Tobacco PLC	512,582	18,386,970
Diageo PLC	426,197	14,639,302
GlaxoSmithKline PLC	362,896	6,803,388
Reckitt Benckiser Group PLC	84,977	8,285,702
RELX PLC	738,086	16,431,441
Unilever PLC	454,080	27,995,461

		123,623,988

United States — 52.1%
AbbVie, Inc.(d)(e)	191,881	16,806,857
Carrier Global Corp.(e)	438,780	13,400,341
Cisco Systems, Inc.(d)(e)	231,960	9,136,904
Citizens Financial Group, Inc.(e)	482,955	12,209,102

Security	Shares	Value

United States (continued)
Coca-Cola Co.(d)(e)	508,372	$25,098,326
Comcast Corp., Class A(e)	411,517	19,036,776
Eaton Corp. PLC(e)	99,007	10,101,684
Genuine Parts Co.(d)(e)	155,821	14,829,485
Hasbro, Inc.(d)(e)	227,622	18,828,892
Home Depot, Inc.(e)	20,725	5,755,540
International Paper Co.(e)	335,860	13,615,764
Johnson & Johnson(d)(e)	63,753	9,491,547
Lockheed Martin Corp.(e)	54,739	20,980,364
M&T Bank Corp.(e)	128,734	11,855,114
Medtronic PLC(e)	236,253	24,551,412
Microsoft Corp.(e)	82,176	17,284,078
Otis Worldwide Corp.(e)	206,780	12,907,208
Palantir Technologies, Inc., Class A(b)	101,760	966,720
Paychex, Inc.(d)(e)	278,262	22,196,960
Philip Morris International, Inc.(d)(e)	269,126	20,181,759
Procter & Gamble Co.(e)	106,267	14,770,050
Progressive Corp.(e)	120,068	11,366,837
Raytheon Technologies Corp.(e)	126,376	7,271,675
Sysco Corp.(e)	235,891	14,677,138
Texas Instruments, Inc.(e)	167,917	23,976,868
U.S. Bancorp(e)	183,774	6,588,298

		377,885,699

Total Common Stocks — 99.0% (Cost: $656,259,828)		718,348,761

Preferred Securities

Preferred Stocks — 0.5%

United States — 0.5%
Palantir Technologies, Inc., Series I (Acquired 03/27/14, Cost: $2,495,155)(c)	407,040	3,675,571

Total Preferred Securities — 0.5% (Cost: $2,495,155)		3,675,571

Total Long-Term Investments — 99.5% (Cost: $658,754,983)		722,024,332

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(f)(g)	2,534,699	2,534,699

Total Short-Term Securities — 0.4% (Cost: $2,534,699)		2,534,699

Total Investments Before Options Written — 99.9% (Cost: $661,289,682)		724,559,031

Options Written — (0.8)% (Premiums Received: $(7,443,770))		(5,702,559)

Total Investments, Net of Options Written — 99.1% (Cost: $653,845,912)		718,856,472

Other Assets Less Liabilities — 0.9%		6,452,040

Net Assets — 100.0%		$725,308,512

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,528,286, representing 0.62% of its net assets as of period end, and an original cost of $5,132,298.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,138,392	$1,396,307	(a)	$—	$—	$—	$2,534,699	2,534,699	$24,818	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	288	10/02/20	USD	99.00	USD	2,523	$(3,168)
Coca-Cola Co.	699	10/02/20	USD	49.00	USD	3,451	(40,192)
Hasbro, Inc.	165	10/02/20	USD	81.00	USD	1,365	(35,887)
International Paper Co.	446	10/02/20	USD	37.50	USD	1,808	(113,730)
Johnson & Johnson	83	10/02/20	USD	152.50	USD	1,236	(789)
Lockheed Martin Corp.	89	10/02/20	USD	390.00	USD	3,411	(8,455)
Medtronic PLC	168	10/02/20	USD	102.00	USD	1,746	(30,828)
Procter & Gamble Co.	209	10/02/20	USD	136.00	USD	2,905	(64,476)
Texas Instruments, Inc.	332	10/02/20	USD	140.00	USD	4,741	(101,260)
Carrier Global Corp.	414	10/09/20	USD	30.10	USD	1,264	(40,466)
Cisco Systems, Inc.	157	10/09/20	USD	43.00	USD	618	(236)
Coca-Cola Co.	541	10/09/20	USD	51.50	USD	2,671	(4,869)
Comcast Corp., Class A	418	10/09/20	USD	45.50	USD	1,934	(45,353)
Hasbro, Inc.	165	10/09/20	USD	81.00	USD	1,365	(49,087)
Home Depot, Inc.	38	10/09/20	USD	287.50	USD	1,055	(3,553)
Lockheed Martin Corp.	75	10/09/20	USD	390.00	USD	2,875	(22,125)
Medtronic PLC	337	10/09/20	USD	105.51	USD	3,502	(31,813)
Microsoft Corp.	86	10/09/20	USD	212.50	USD	1,809	(22,919)
Philip Morris International, Inc.	308	10/09/20	USD	82.00	USD	2,310	(1,232)
Procter & Gamble Co.	257	10/09/20	USD	137.00	USD	3,572	(74,273)
Raytheon Technologies Corp.	161	10/09/20	USD	65.00	USD	926	(1,127)
Texas Instruments, Inc.	175	10/09/20	USD	144.00	USD	2,499	(34,037)
U.S. Bancorp	113	10/09/20	USD	39.50	USD	405	(1,582)
AbbVie, Inc.	288	10/16/20	USD	95.00	USD	2,523	(2,592)
Cisco Systems, Inc.	270	10/16/20	USD	44.00	USD	1,064	(675)
Citizens Financial Group, Inc.	970	10/16/20	USD	27.50	USD	2,452	(33,950)
Coca-Cola Co.	99	10/16/20	USD	50.00	USD	489	(6,188)
Comcast Corp., Class A	272	10/16/20	USD	45.00	USD	1,258	(44,472)
Eaton Corp. PLC	146	10/16/20	USD	105.00	USD	1,490	(12,775)
Genuine Parts Co.	545	10/16/20	USD	100.00	USD	5,187	(31,337)
Home Depot, Inc.	27	10/16/20	USD	295.00	USD	750	(2,093)
Johnson & Johnson	156	10/16/20	USD	155.00	USD	2,323	(11,466)
Lockheed Martin Corp.	82	10/16/20	USD	400.00	USD	3,143	(14,760)
M&T Bank Corp.	290	10/16/20	USD	110.00	USD	2,671	(7,250)
Medtronic PLC	136	10/16/20	USD	115.00	USD	1,413	(884)
Medtronic PLC	9	10/16/20	USD	110.00	USD	94	(239)
Otis Worldwide Corp.	427	10/16/20	USD	65.13	USD	2,665	(26,192)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Paychex, Inc.	337	10/16/20	USD	77.50	USD	2,688	$(117,950)
Paychex, Inc.	362	10/16/20	USD	80.00	USD	2,888	(79,640)
Procter & Gamble Co.	118	10/16/20	USD	138.00	USD	1,640	(32,863)
Progressive Corp.	270	10/16/20	USD	97.50	USD	2,556	(27,000)
Rogers Communications, Inc., Class B	486	10/16/20	CAD	58.00	CAD	2,567	(1,095)
Sysco Corp.	353	10/16/20	USD	70.00	USD	2,196	(4,413)
TELUS Corp.	1,860	10/16/20	CAD	25.00	CAD	4,358	(5,587)
U.S. Bancorp.	159	10/16/20	USD	40.00	USD	570	(2,147)
Carrier Global Corp.	407	10/23/20	USD	30.10	USD	1,243	(58,193)
Cisco Systems, Inc.	135	10/23/20	USD	41.50	USD	532	(2,430)
Coca-Cola Co.	323	10/23/20	USD	51.50	USD	1,595	(15,181)
Coca-Cola Co.	117	10/23/20	USD	51.00	USD	578	(6,845)
Comcast Corp., Class A	375	10/23/20	USD	47.50	USD	1,735	(23,438)
Eaton Corp. PLC	153	10/23/20	USD	105.00	USD	1,561	(24,098)
Hasbro, Inc.	330	10/23/20	USD	80.50	USD	2,730	(151,800)
Home Depot, Inc.	48	10/23/20	USD	275.00	USD	1,333	(41,520)
International Paper Co.	446	10/23/20	USD	40.00	USD	1,808	(80,280)
Medtronic PLC	234	10/23/20	USD	110.00	USD	2,432	(14,976)
Microsoft Corp.	86	10/23/20	USD	212.50	USD	1,809	(48,805)
Philip Morris International, Inc.	355	10/23/20	USD	82.00	USD	2,662	(9,763)
Sysco Corp.	354	10/23/20	USD	68.00	USD	2,203	(21,240)
U.S. Bancorp.	143	10/23/20	USD	37.50	USD	513	(10,511)
AbbVie, Inc.	287	10/30/20	USD	89.50	USD	2,514	(42,906)
Cisco Systems, Inc.	108	10/30/20	USD	40.50	USD	425	(6,210)
Comcast Corp., Class A	375	10/30/20	USD	47.50	USD	1,735	(38,625)
International Paper Co.	283	10/30/20	USD	42.50	USD	1,147	(27,592)
Johnson & Johnson	41	10/30/20	USD	152.50	USD	610	(8,385)
Medtronic PLC	10	10/30/20	USD	104.00	USD	104	(3,090)
Raytheon Technologies Corp.	281	10/30/20	USD	59.50	USD	1,617	(47,910)
Sysco Corp.	354	10/30/20	USD	68.00	USD	2,203	(33,630)
Texas Instruments, Inc.	74	10/30/20	USD	140.00	USD	1,057	(54,205)
U.S. Bancorp.	44	10/30/20	USD	37.50	USD	158	(4,136)
Cisco Systems, Inc.	237	11/06/20	USD	40.50	USD	934	(19,316)
Johnson & Johnson	42	11/06/20	USD	155.00	USD	625	(8,274)
Medtronic PLC	169	11/06/20	USD	105.00	USD	1,756	(59,572)
Microsoft Corp.	197	11/06/20	USD	217.50	USD	4,144	(138,392)
U.S. Bancorp.	139	11/06/20	USD	38.00	USD	498	(15,012)
Cisco Systems, Inc.	136	11/20/20	USD	42.00	USD	536	(11,016)
Eaton Corp. PLC	146	11/20/20	USD	105.00	USD	1,490	(54,020)
Hasbro, Inc.	136	11/20/20	USD	85.00	USD	1,125	(60,520)
M&T Bank Corp.	160	11/20/20	USD	110.00	USD	1,473	(14,000)
Otis Worldwide Corp.	503	11/20/20	USD	65.00	USD	3,140	(110,660)
Philip Morris International, Inc.	278	11/20/20	USD	80.00	USD	2,085	(39,198)
Progressive Corp.	270	11/20/20	USD	100.00	USD	2,556	(49,275)
Rogers Communications, Inc., Class B	133	11/20/20	CAD	56.00	CAD	703	(9,139)
TELUS Corp.	1,856	11/20/20	CAD	24.00	CAD	4,349	(41,119)
Texas Instruments, Inc.	174	11/20/20	USD	145.00	USD	2,485	(111,795)
U.S. Bancorp.	45	11/20/20	USD	37.50	USD	161	(7,020)

							$(2,721,122)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
BAE Systems PLC	Goldman Sachs International	272,000	10/07/20	GBP	5.52	GBP	1,309	$(7)
British American Tobacco PLC	UBS AG	89,800	10/07/20	GBP	26.38	GBP	2,496	(164,204)
DBS Group Holdings Ltd.	Goldman Sachs International	71,700	10/07/20	SGD	21.27	SGD	1,439	(29)
Diageo PLC	UBS AG	9,400	10/07/20	GBP	29.45	GBP	250	(6)
GlaxoSmithKline PLC	Credit Suisse International	108,600	10/07/20	GBP	15.81	GBP	1,578	(198)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call (continued)
Koninklijke Philips NV	Goldman Sachs International	9,200	10/07/20	EUR	46.86	EUR	371	$—
Novartis AG, Registered Shares	UBS AG	42,700	10/07/20	CHF	79.94	CHF	3,415	(42,021)
Novo Nordisk A/S, Class B	Goldman Sachs International	61,300	10/07/20	DKK	429.11	DKK	26,969	(122,652)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	123,900	10/07/20	SGD	19.34	SGD	2,383	(14,802)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	116,000	10/08/20	USD	455.26	USD	50,542	(3,356)
Sanofi	Barclays Bank PLC	34,600	10/15/20	EUR	90.53	EUR	2,957	(8,990)
Ansell Ltd.	Morgan Stanley & Co. International PLC	45,600	10/20/20	AUD	39.43	AUD	1,694	(7,235)
Diageo PLC	Barclays Bank PLC	108,800	10/20/20	GBP	25.55	GBP	2,896	(199,872)
Heineken NV	UBS AG	16,800	10/20/20	EUR	79.10	EUR	1,276	(11,609)
Koninklijke Philips NV	Credit Suisse International	71,700	10/20/20	EUR	42.31	EUR	2,888	(22,237)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	41,200	10/20/20	AUD	33.13	AUD	1,366	(24,519)
AMC Entertainment Holdings, Inc.	Goldman Sachs International	9,900	10/21/20	AUD	15.32	AUD	153	(3,028)
BAE Systems PLC	Morgan Stanley & Co. International PLC	428,800	10/21/20	GBP	5.29	GBP	2,064	(6,071)
Reckitt Benckiser Group PLC.	Morgan Stanley & Co. International PLC	12,100	10/21/20	GBP	73.93	GBP	914	(39,527)
RELX PLC	UBS AG	66,800	10/21/20	EUR	19.88	EUR	1,268	(13,060)
Tele2 AB, Class B	UBS AG	83,000	10/21/20	SEK	125.27	SEK	10,480	(16,868)
AstraZeneca PLC	Barclays Bank PLC	17,900	10/22/20	GBP	84.37	GBP	1,516	(64,434)
British American Tobacco PLC	Barclays Bank PLC	45,000	10/22/20	GBP	27.39	GBP	1,251	(41,749)
DBS Group Holdings Ltd.	Goldman Sachs International	72,500	10/22/20	SGD	20.66	SGD	1,455	(8,745)
Novartis AG, Registered Shares	Credit Suisse International	23,400	10/22/20	CHF	81.75	CHF	1,871	(18,615)
Sanofi	Credit Suisse International	46,500	10/22/20	EUR	88.96	EUR	3,974	(41,690)
Nestle SA, Registered Shares	Credit Suisse International	7,300	10/23/20	CHF	110.59	CHF	800	(10,101)
Ansell Ltd.	Morgan Stanley & Co. International PLC	12,700	10/27/20	AUD	37.11	AUD	472	(10,798)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	3,000	10/27/20	EUR	74.62	EUR	225	(7,827)
Paychex, Inc.	JPMorgan Chase Bank N.A.	34,700	10/27/20	USD	76.68	USD	2,768	(160,817)
Schneider Electric SE	Citibank N.A.	26,000	10/27/20	EUR	104.91	EUR	2,756	(102,733)
SGS SA, Registered Shares.	Goldman Sachs International	600	10/27/20	CHF	2,450.02	CHF	1,481	(43,366)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	86,300	10/27/20	AUD	32.29	AUD	2,861	(90,897)
Unilever PLC	Goldman Sachs International	84,400	10/27/20	GBP	49.49	GBP	4,033	(51,369)
United Overseas Bank Ltd.	Goldman Sachs International	18,400	10/27/20	SGD	19.08	SGD	354	(6,407)
Amcor PLC	Morgan Stanley & Co. International PLC	280,000	10/28/20	AUD	15.51	AUD	4,324	(75,679)
Carrier Global Corp.	Credit Suisse International	115,300	10/28/20	USD	30.77	USD	3,521	(140,408)
Reckitt Benckiser Group PLC.	Goldman Sachs International	23,000	10/28/20	GBP	77.18	GBP	1,738	(39,653)
Ansell Ltd.	JPMorgan Chase Bank N.A.	21,600	11/04/20	AUD	38.52	AUD	802	(10,974)
Ansell Ltd.	Morgan Stanley & Co. International PLC	19,500	11/04/20	AUD	38.03	AUD	724	(12,714)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	11,100	11/04/20	GBP	87.93	GBP	940	(34,653)
BAE Systems PLC	Credit Suisse International	265,200	11/04/20	GBP	5.15	GBP	1,276	(14,037)
British American Tobacco PLC	UBS AG	44,700	11/04/20	GBP	28.86	GBP	1,243	(24,873)
DBS Group Holdings Ltd.	UBS AG	72,500	11/04/20	SGD	19.97	SGD	1,455	(28,489)
Diageo PLC	UBS AG	30,900	11/04/20	GBP	25.93	GBP	823	(51,890)
Heico Corp.	Goldman Sachs International	43,000	11/04/20	EUR	78.29	EUR	3,265	(70,824)
Novartis AG, Registered Shares	UBS AG	64,100	11/04/20	CHF	83.30	CHF	5,126	(67,102)
Novo Nordisk A/S, Class B	UBS AG	12,400	11/04/20	DKK	445.94	DKK	5,455	(15,741)
RELX PLC	Goldman Sachs International	139,500	11/04/20	EUR	19.67	EUR	2,649	(54,710)
Sanofi	Goldman Sachs International	30,100	11/04/20	EUR	89.50	EUR	2,573	(29,251)
SGS SA, Registered Shares.	Goldman Sachs International	700	11/04/20	CHF	2,490.99	CHF	1,728	(40,036)
Tele2 AB, Class B	Credit Suisse International	83,200	11/04/20	SEK	127.27	SEK	10,505	(11,334)
Unilever PLC	Barclays Bank PLC	53,700	11/04/20	GBP	48.75	GBP	2,566	(58,710)
Novo Nordisk A/S, Class B	Barclays Bank PLC	22,200	11/06/20	DKK	443.21	DKK	9,767	(43,835)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	394,000	11/06/20	USD	461.96	USD	171,668	(90,005)
Tele2 AB, Class B	UBS AG	83,000	11/06/20	SEK	127.60	SEK	10,480	(11,470)
GlaxoSmithKline PLC	Goldman Sachs International	54,800	11/10/20	GBP	14.98	GBP	796	(21,865)
Kone OYJ, Class B	Barclays Bank PLC	37,200	11/10/20	EUR	77.38	EUR	2,786	(65,487)
Koninklijke Philips NV	Credit Suisse International	14,600	11/10/20	EUR	41.72	EUR	588	(15,748)
Nestle SA, Registered Shares	UBS AG	46,500	11/10/20	CHF	111.99	CHF	5,097	(65,731)
Reckitt Benckiser Group PLC	Goldman Sachs International	11,700	11/10/20	GBP	77.48	GBP	884	(24,676)
RELX PLC	Goldman Sachs International	52,000	11/10/20	EUR	19.60	EUR	987	(24,602)
Unilever PLC	Barclays Bank PLC	66,300	11/10/20	GBP	48.71	GBP	3,168	(81,494)
BAE Systems PLC	Credit Suisse International	60,000	11/12/20	GBP	4.94	GBP	289	(8,284)
Deutsche Post AG, Registered Shares	UBS AG	155,000	11/12/20	EUR	40.07	EUR	5,999	(182,384)
Schneider Electric SE	Morgan Stanley & Co. International PLC	22,400	11/12/20	EUR	109.23	EUR	2,375	(68,798)
Heineken NV	Morgan Stanley & Co. International PLC	16,800	11/18/20	EUR	78.56	EUR	1,276	(37,369)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call (continued)
Ansell Ltd.	Morgan Stanley & Co. International PLC	31,100	11/19/20	AUD	38.59	AUD	1,155	$(21,701)
TELUS Corp.	Citibank N.A.	239,000	11/30/20	CAD	24.00	CAD	—	(77,071)

								$(2,981,437)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$11,816,386	$3	$11,816,389
Canada	29,336,237	—	—	29,336,237
Denmark	—	12,071,522	—	12,071,522
Finland	—	6,409,387	—	6,409,387
France	—	35,714,602	—	35,714,602
Germany	—	12,986,938	—	12,986,938
India	—	—	852,715	852,715
Netherlands	—	25,183,359	—	25,183,359
Singapore	—	14,827,449	—	14,827,449
Sweden	—	7,808,484	—	7,808,484
Switzerland	—	45,886,142	—	45,886,142
Taiwan	—	13,945,850	—	13,945,850
United Kingdom.	—	123,623,988	—	123,623,988
United States	377,885,699	—	—	377,885,699
Preferred Securities
Preferred Stocks	—	3,675,571	—	3,675,571
Short-Term Securities
Money Market Funds	2,534,699	—	—	2,534,699

	$409,756,635	$313,949,678	$852,718	$724,559,031

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,564,458)	$(3,138,101)	$—	$(5,702,559)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

OTC	Over-the-Counter

6